Significant Events - Other Disclosures (Details) $ / shares in Units, $ in Millions, $ in Millions															3 Months Ended		12 Months Ended
	Oct. 19, 2018 MW	Aug. 02, 2018 CAD ($)	Jul. 20, 2018 CAD ($)	Jun. 28, 2018 CAD ($)	Jun. 22, 2018 CAD ($) $ / shares shares	May 31, 2018 CAD ($) MW	Mar. 15, 2018 CAD ($)	Mar. 15, 2018 USD ($)	Nov. 01, 2017 USD ($)	Oct. 12, 2017 CAD ($)	Oct. 02, 2017 CAD ($)	Aug. 01, 2017 USD ($)	Mar. 01, 2017 CAD ($)	Nov. 18, 2016 CAD ($)	Dec. 31, 2018 CAD ($) MW	Jun. 30, 2018 MW	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($) MW	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($) MW	Mar. 17, 2016 shares
Investment [Line Items]
Transfer of equity from non-controlling interests																	$ 1
Issued preferred capital				$ 33
Number of shares issued | shares																							1,824,620
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)																	0	$ 144		$ 0
Bonds issued			$ 345
Borrowings, interest rate basis			4.509
Alberta Off-Coal Agreement			$ 40														40	40		$ 40
Alberta off-coal agreement, annual cash payments, net			$ 37
Borrowings															$ 3,267		3,212	3,267
Notional amount															$ 3,234		3,104	3,234
Reversal of unused provision																	$ 1	$ 5
Force Majeure Relief Claim
Investment [Line Items]
Reversal of unused provision														$ 94
Kent Hills 3 Wind Project
Investment [Line Items]
Increase in contractual power capacity (in megawatts) | MW	167
Lakeswind
Investment [Line Items]
Impairment loss				12
Lakeswind | Property, plant and equipment
Investment [Line Items]
Impairment loss				11
Lakeswind | Intangible assets
Investment [Line Items]
Impairment loss				$ 1
Wintering Hills | Wind and Solar
Investment [Line Items]
Decrease through classified as held for sale, investment property																					$ 28
Proceeds from sale of assets held for sale													$ 61
Windrise
Investment [Line Items]
Capacity of facility (in megawatts) | MW															207			207				207
Renewable electricity support agreement, term															20 years
Windrise | Minimum
Investment [Line Items]
Payments for development project expenditure																		$ 270
Windrise | Maximum
Investment [Line Items]
Payments for development project expenditure																		285
TransAlta Renewables
Investment [Line Items]
Number of shares issued | shares					11,860,000
Par value per share | $ / shares					$ 12.65
Gross proceeds from changes in ownership interests in subsidiaries that do not result in loss of control					$ 150
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)					$ 144
Number of shares outstanding | shares					161,000,000
Equity participation percentage					61.00%
TransAlta Renewables | Three Renewable Assets
Investment [Line Items]
Consideration paid (received)						$ 166
Value of equity consideration received						62
Portion of consideration paid (received) consisting of cash and cash equivalents						$ 104
TransAlta Renewables | Kent Breeze
Investment [Line Items]
Capacity of facility (in megawatts) | MW						20
TransAlta Renewables | Lakeswind Solar Projects
Investment [Line Items]
Capacity of facility (in megawatts) | MW						21
TransAlta Renewables | Lakeswind Wind Farm
Investment [Line Items]
Capacity of facility (in megawatts) | MW						50
New Brunswick Power Corporation | Kent Hills 3 Wind Project
Investment [Line Items]
Capacity of facility (in megawatts) | MW																				17.25
Solomon Power Station | Fortescue Metals Group Limited
Investment [Line Items]
Consideration paid (received)												$ (335)
Portion of consideration paid (received) consisting of cash and cash equivalents									$ (325)
Kent Hills Wind L.P.
Investment [Line Items]
Interest rate																	4.55%
Proportion of ownership interests held by non-controlling interests																	17.00%
Kent Hills Wind L.P. | Kent Hills 3 Wind Project
Investment [Line Items]
Increase in contractual power capacity (in megawatts) | MW																17.25
Kent Hills Wind L.P. | Kent Hills 3 Wind Project | Natural Forces Technologies Inc.
Investment [Line Items]
Proportion of ownership interests held by non-controlling interests											17.00%
Debentures
Investment [Line Items]
Interest rate		6.40%	6.40%
Borrowings		$ 400													$ 647		$ 647	647
Redemption of noncurrent borrowings		425
Redemption of prepayment premium recognized in net interest expense		19
Notional amount															$ 651		651	$ 651
Accrued and unpaid interest		$ 6
Debentures | Minimum
Investment [Line Items]
Interest rate															5.00%			5.00%				5.00%
Debentures | Maximum
Investment [Line Items]
Interest rate															7.30%			7.30%				7.30%
Debentures | Canadian Hydro Developers Inc.
Investment [Line Items]
Redemption of noncurrent borrowings										$ 201
Redemption of prepayment premium recognized in net interest expense										6
Redemption of unsecured debt, principal																	$ 191
Accrued and unpaid interest										$ 4
6.65% Senior notes, due May 2018
Investment [Line Items]
Interest rate								6.65%							6.65%			6.65%				6.65%
Borrowings								$ 500														$ 500
Redemption of noncurrent borrowings							$ 617	$ 516										$ 617	$ 516
Redemption of prepayment premium recognized in net interest expense							$ 5											5
Accrued and unpaid interest																		$ 14
Bond, 4.454%, November 2033 maturity | Kent Hills Wind L.P.
Investment [Line Items]
Interest rate											4.454%
Notional amount											$ 260